PGIM S&P 500 Max Buffer ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 108.3%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $73,963)(wb)	73,963	$73,963
Options Purchased*~ 107.0%
(cost $5,494,467)		5,821,880

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 108.3% (cost $5,568,430)		5,895,843
Option Written*~ (8.3)%
(premiums received $254,274)		(450,987)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,314,156)		5,444,856
Liabilities in excess of other assets (0.0)%		(2,305)

Net Assets 100.0%		$5,442,551

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$13.72		78		8	$5,696,660
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99		78		8	125,220
Total Options Purchased (cost $5,494,467)								$5,821,880
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$729.14		78		8	$(450,987)
(premiums received $254,274)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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